Goodwill and Other Intangible Assets - Amortization (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Other Intangible Assets
2021			$ 71,428
2022			71,428
2023			52,779
Net Carrying Amount	$ 142,063		195,635	$ 267,063
Amortization of intangible assets	53,572	$ 53,571	71,428	71,428	$ 71,428
Impairment of intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0